Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest and Finance Costs [Abstract]
Interest on finance lease liability	$ 518	$ 898	$ 219
Amortization of deferred finance costs and debt discounts	1,885	1,726	2,155
Amortization of deferred finance costs and debt discounts (shares issued to third party - non-cash)	0	0	86
Other	183	141	192
Total	21,721	20,603	20,694
Long-Term Debt and Other Financial Liabilities [Member]
Interest and Finance Costs [Abstract]
Interest expense	19,135	17,838	17,864
Convertible Notes [Member]
Interest and Finance Costs [Abstract]
Interest expense	$ 0	$ 0	$ 178